Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of fair value of assets measured on recurring basis
The following table sets forth the major financial assets, measured at fair value, by level within the fair value hierarchy as of December 31, 2022 and 2023:

	Fair value measurements
	Total	Significant other observable inputs (Level 2)
	RMB	RMB
As of December 31, 2022
Short-term investments	232,152	232,152

Total	232,152	232,152

As of December 31, 2023
Short-term investments	71,848	71,848

Total	71,848	71,848